FAIR VALUE MEASUREMENTS (Details) - USD ($)	Sep. 30, 2022	Dec. 31, 2021
Assets:
Investments held in Trust Account	$ 140,283,110	$ 139,399,054
Liabilities:
Derivative warrant liabilities	2,049,600	6,069,900
Level 1 [Member] | Recurring [Member] | Public Warrants [Member]
Liabilities:
Derivative warrant liabilities	1,104,000	3,174,000
Level 1 [Member] | Recurring [Member] | Private Warrants [Member]
Liabilities:
Derivative warrant liabilities	0	0
Level 1 [Member] | U.S. Treasury Securities [Member] | Recurring [Member]
Assets:
Investments held in Trust Account	140,283,110	139,399,054
Level 2 [Member] | Recurring [Member] | Public Warrants [Member]
Liabilities:
Derivative warrant liabilities	0	0
Level 2 [Member] | Recurring [Member] | Private Warrants [Member]
Liabilities:
Derivative warrant liabilities	0	0
Level 2 [Member] | U.S. Treasury Securities [Member] | Recurring [Member]
Assets:
Investments held in Trust Account	0	0
Level 3 [Member] | Recurring [Member] | Public Warrants [Member]
Liabilities:
Derivative warrant liabilities	0	0
Level 3 [Member] | Recurring [Member] | Private Warrants [Member]
Liabilities:
Derivative warrant liabilities	945,600	2,895,900
Level 3 [Member] | U.S. Treasury Securities [Member] | Recurring [Member]
Assets:
Investments held in Trust Account	$ 0	$ 0